INVESTMENTS - (Schedule of Long-term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 7,670	$ 6,751
Carrying amount of equity method investments	2,380	7,305
Carrying amount of long-term investments	$ 10,050	$ 14,056